Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits from customers [Line Items]
Deposits	$ 357,083	$ 338,782
Total deposits	966,143	912,764
Business and government [member]
Disclosure of deposits from customers [Line Items]
Total deposits	357,083	338,782
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Deposits	36,000	29,000
TD Capital Trust IV [Member] | Business and government [member]
Disclosure of deposits from customers [Line Items]
Deposits	2,000	2,000
U.S. Dollar [member]
Disclosure of deposits from customers [Line Items]
Total deposits	548,000	522,000
Other Currency [member]
Disclosure of deposits from customers [Line Items]
Total deposits	$ 55,000	$ 44,000